FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT (Schedule of Sensitivity Analysis) (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Cash and cash equivalents [Member]
Disclosure of detailed information about financial instruments [line items]
10% increase effect on net income (loss) and equity	$ (53)	$ (64)
5% increase effect on net income (loss) and equity	(28)	(33)
Value on balance sheet	583	699
5% decrease effect on net income (loss) and equity	65	37
10% decrease effect on net income (loss) and equity	31	78
Other receivables [Member]
Disclosure of detailed information about financial instruments [line items]
10% increase effect on net income (loss) and equity	(56)	(45)
5% increase effect on net income (loss) and equity	(29)	(23)
Value on balance sheet	613	491
5% decrease effect on net income (loss) and equity	68	26
10% decrease effect on net income (loss) and equity	32	55
Trade payables [Member]
Disclosure of detailed information about financial instruments [line items]
10% increase effect on net income (loss) and equity	227	73
5% increase effect on net income (loss) and equity	119	38
Value on balance sheet	(2,501)	(807)
5% decrease effect on net income (loss) and equity	(278)	(42)
10% decrease effect on net income (loss) and equity	(132)	(90)
Other payables [Member]
Disclosure of detailed information about financial instruments [line items]
10% increase effect on net income (loss) and equity	71	57
5% increase effect on net income (loss) and equity	37	30
Value on balance sheet	(780)	(632)
5% decrease effect on net income (loss) and equity	(87)	(33)
10% decrease effect on net income (loss) and equity	(41)	(70)
NIS-linked balances [Member]
Disclosure of detailed information about financial instruments [line items]
10% increase effect on net income (loss) and equity	189	21
5% increase effect on net income (loss) and equity	99	12
Value on balance sheet	(2,085)	(249)
5% decrease effect on net income (loss) and equity	(232)	(12)
10% decrease effect on net income (loss) and equity	(110)	(27)
Euro-linked trade payables [Member]
Disclosure of detailed information about financial instruments [line items]
10% increase effect on net income (loss) and equity	(168)	(177)
5% increase effect on net income (loss) and equity	(88)	(93)
Value on balance sheet	(1,851)	(453)
5% decrease effect on net income (loss) and equity	206	102
10% decrease effect on net income (loss) and equity	97	216
Total [Member]
Disclosure of detailed information about financial instruments [line items]
10% increase effect on net income (loss) and equity	21	(156)
5% increase effect on net income (loss) and equity	11	(81)
Value on balance sheet	(3,936)	(702)
5% decrease effect on net income (loss) and equity	(26)	90
10% decrease effect on net income (loss) and equity	$ (13)	$ 189